Portfolio of investments—May 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities: 0.87%
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	2.29%	11-1-2035	$ 770,103	$ 803,367
FHLMC (1 Year Treasury Constant Maturity +2.23%) ±	2.37	3-1-2035	319,527	332,322
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	2.38	6-1-2032	395	395
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	2.38	10-1-2038	302,280	301,514
FHLMC (1 Year Treasury Constant Maturity +2.24%) ±	2.40	4-1-2038	272,144	281,208
FHLMC (1 Year Treasury Constant Maturity +2.40%) ±	2.53	7-1-2029	299	299
FHLMC (1 Year Treasury Constant Maturity +2.22%) ±	2.62	5-1-2035	82,978	85,722
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	2.80	9-1-2038	798,603	827,735
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	3.25	4-1-2032	38,713	38,877
FHLMC	4.50	6-1-2024	178,608	183,420
FHLMC	4.50	9-1-2026	293,005	300,899
FHLMC	5.50	12-1-2022	21,583	21,669
FHLMC	5.50	12-1-2023	44,479	44,998
FHLMC	6.00	1-1-2024	15,681	15,811
FHLMC	7.00	6-1-2031	162,606	172,164
FHLMC Series 2611 Class HD	5.00	5-15-2023	54,759	55,254
FHLMC Series 2704 Class BH	4.50	11-15-2023	50,743	51,156
FHLMC Series 2953 Class LD	5.00	12-15-2034	8,541	8,571
FHLMC Series 3924 Class MF (1 Month LIBOR +0.50%) ±	1.37	9-15-2041	555,621	557,177
FHLMC Series 4172 Class PB	1.50	7-15-2040	17,430	17,421
FHLMC Series 4348 Class MH	3.00	6-15-2039	131,672	132,137
FHLMC Series 4889 Class CD	3.00	4-15-2049	672,628	642,107
FHLMC Series 4938 Class BF (1 Month LIBOR +0.50%) ±	1.51	12-25-2049	3,333,672	3,341,008
FHLMC Series KF15 Class A (1 Month LIBOR +0.67%) ±	1.47	2-25-2023	58,178	58,189
FHLMC Series QO04 Class AFL (12 Month Treasury Average +0.74%) ±	1.06	5-25-2044	1,052,330	1,052,294
FHLMC Series T-42 Class A6	9.50	2-25-2042	420,019	488,837
FNMA (6 Month LIBOR +1.38%) ±	1.63	10-1-2031	37,453	37,516
FNMA (6 Month LIBOR +1.51%) ±	1.88	9-1-2037	195,878	200,545
FNMA (1 Year Treasury Constant Maturity +2.02%) ±	2.12	12-1-2034	136,873	141,852
FNMA (12 Month LIBOR +1.77%) ±	2.15	7-1-2044	889,697	925,935
FNMA (12 Month Treasury Average +2.05%) ±	2.30	8-1-2045	162,749	167,236
FNMA (1 Year Treasury Constant Maturity +2.19%) ±	2.32	11-1-2031	33,962	33,963
FNMA (1 Year Treasury Constant Maturity +2.22%) ±	2.34	6-1-2032	57,964	58,123
FNMA (1 Year Treasury Constant Maturity +2.22%) ±	2.35	6-1-2034	378,080	382,263
FNMA (1 Year Treasury Constant Maturity +2.26%) ±	2.38	11-1-2035	64,666	64,555
FNMA (1 Year Treasury Constant Maturity +2.20%) ±	2.39	12-1-2040	1,404,669	1,458,647
FNMA (1 Year Treasury Constant Maturity +2.31%) ±	2.41	5-1-2036	192,862	200,011
FNMA (1 Year Treasury Constant Maturity +2.36%) ±	2.43	11-1-2034	381,578	398,501
FNMA (1 Year Treasury Constant Maturity +2.21%) ±	2.44	9-1-2035	183,091	190,371
FNMA (1 Year Treasury Constant Maturity +2.26%) ±	2.47	8-1-2036	809,539	842,238
FNMA (1 Year Treasury Constant Maturity +2.24%) ±	2.48	7-1-2038	1,194,234	1,244,076
FNMA (1 Year Treasury Constant Maturity +2.20%) ±	2.50	10-1-2034	3,251	3,377
FNMA (1 Year Treasury Constant Maturity +2.23%) ±	2.50	11-1-2038	345,582	359,986
FNMA (1 Year Treasury Constant Maturity +2.24%) ±	2.69	12-1-2040	95,453	95,175
FNMA	4.50	1-1-2027	458,512	470,542
FNMA	5.00	6-1-2024	241,062	247,126
FNMA	6.00	1-1-2023	46,060	46,238
FNMA	6.50	8-1-2031	203,450	221,027
FNMA	9.00	6-1-2024	10	10
FNMA Series 2000-T6 Class A2	9.50	11-25-2040	199,457	213,451
FNMA Series 2001-T10 Class A3	9.50	12-25-2041	292,806	323,276
FNMA Series 2001-T12 Class A3	9.50	8-25-2041	273,091	306,943
FNMA Series 2002-T1 Class A4	9.50	11-25-2031	329,967	376,892
See accompanying notes to portfolio of investments

Allspring Ultra Short-Term Income Fund  |  1

Portfolio of investments—May 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities (continued)
FNMA Series 2002-W04 Class A6 ±±	3.45%	5-25-2042	$ 353,834	$ 358,260
FNMA Series 2003-W11 Class A1 ±±	3.45	6-25-2033	10,091	10,425
FNMA Series 2003-W3 Class 1A4 ±±	3.55	8-25-2042	18,975	19,081
FNMA Series 2007-W2 Class 1A1 (1 Month LIBOR +0.32%) ±	0.99	3-25-2037	195,727	194,517
FNMA Series 2010-115 Class NC	2.75	1-25-2039	51,838	51,838
FNMA Series 2010-25 Class ND	3.50	3-25-2025	47	46
FNMA Series 2010-37 Class A1	5.41	5-25-2035	1,010,412	1,026,139
FNMA Series 2010-57 Class DQ	3.00	6-25-2025	17,972	17,992
FNMA Series 2013-23 Class LF (1 Month LIBOR +0.35%) ±	0.81	3-25-2043	3,179,809	3,169,136
FNMA Series 2014-19 Class HA	2.00	6-25-2040	260,004	251,895
GNMA	7.00	6-15-2033	253,253	281,729
Total Agency securities (Cost $23,985,071)				24,205,484
Asset-backed securities: 14.93%
ACM Auto Trust Series 2022-1A Class A 144A	3.23	4-20-2029	11,580,337	11,564,546
Acres plc Series 2021-FL2 Class A (1 Month LIBOR +1.40%) 144A±	2.29	1-15-2037	4,000,000	3,856,855
American Airlines Pass-Through Trust Series 2013-2	4.95	7-15-2024	3,599,927	3,589,440
American Airlines Pass-Through Trust Series 2014-1 Class B	4.38	4-1-2024	4,331,138	4,329,778
American Credit Acceptance Receivables Trust Series 2018-2 Class D 144A	4.07	7-10-2024	276,615	277,004
American Credit Acceptance Receivables Trust Series 2019-3 Class C 144A	2.76	9-12-2025	56,049	56,056
American Credit Acceptance Receivables Trust Series 2019-4 Class D 144A	2.97	12-12-2025	10,000,000	9,962,773
American Credit Acceptance Receivables Trust Series 2021-1 Class C 144A	0.83	3-15-2027	9,361,000	9,185,219
Aqua Finance Trust Series 2021-A Class A 144A	1.54	7-17-2046	2,591,372	2,437,856
Bankers Healthcare Group Series 2021-A Class A 144A	1.42	11-17-2033	3,350,249	3,162,371
CarMax Auto Owner Trust Series 2018-3 Class D	3.91	1-15-2025	1,280,000	1,284,380
Carnow Auto Receivables Trust 2020 Class C 144A	3.84	9-16-2024	4,000,000	4,003,034
Carnow Auto Receivables Trust 2021 Class A 144A	0.73	9-15-2023	3,936,748	3,918,045
Carvana Auto Receivables Trust Series 2019-3A Class C 144A	2.71	10-15-2024	2,494,915	2,494,181
Carvana Auto Receivables Trust Series 2019-4A Class B	2.53	7-15-2024	209,245	209,217
Carvana Auto Receivables Trust Series 2019-4A Class D 144A	3.07	7-15-2025	8,749,000	8,709,752
Chesapeake Funding II LLC Series 2018-3A Class A1 144A	3.39	1-15-2031	747,528	748,118
CommonBond Student Loan Trust Series 2018-B-GS Class A1 144A	3.56	9-25-2045	2,773,752	2,760,701
Conn's Receivables Funding LLC Series 2020-A Class A 144A	1.71	6-16-2025	84,833	84,780
Credit Acceptance Auto Loan Trust Series 2020-3A Class A 144A	1.24	10-15-2029	3,950,000	3,861,260
Crossroads Asset Trust Series 2021-A Class A2 144A	0.82	3-20-2024	1,412,415	1,392,697
Dominos Pizza Master Issuer LLC Series 2015-1A Class A2 144A	4.47	10-25-2045	16,065,000	16,097,451
Drive Auto Receivables Trust Series 2019-2 Class C	3.42	6-16-2025	826,528	827,528
DT Auto Owner Trust Series 2018-2A Class D 144A	4.15	3-15-2024	350,699	351,000
DT Auto Owner Trust Series 2018-3A Class D 144A	4.19	7-15-2024	2,376,512	2,383,695
DT Auto Owner Trust Series 2019-4A Class D 144A	2.85	7-15-2025	6,880,000	6,831,087
DT Auto Owner Trust Series 2020-1A Class C 144A	2.29	11-17-2025	3,339,292	3,325,974
See accompanying notes to portfolio of investments

2  |  Allspring Ultra Short-Term Income Fund

Portfolio of investments—May 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities (continued)
ECMC Group Student Loan Trust Series 2020-2A Class A (1 Month LIBOR +1.15%) 144A±	2.16%	11-25-2069	$ 5,511,327	$ 5,404,017
Educational Services of America Incorporated Series 2015-2 Class A (1 Month LIBOR +1.00%) 144A±	2.01	12-25-2056	376,387	377,136
Enterprise Fleet Financing LLC Series 2019-3 Class A2 144A	2.06	5-20-2025	4,152,195	4,148,021
Enterprise Fleet Financing LLC Series 2021-1 Class A2 144A	0.44	12-21-2026	6,819,317	6,637,646
Exeter Automobile Receivables Trust Series 2021-3A Class C	0.96	10-15-2026	8,418,000	8,098,280
Exeter Automobile Receivables Trust Series 2020-1A Class D 144A	2.73	12-15-2025	5,800,000	5,751,012
Finance of America HECM Buyout 2020 Series HB2 Class A7 144A±±	1.71	7-25-2030	3,501,179	3,457,525
Flagship Credit Auto Trust Series FCAT 2018-3 Class D 144A	4.15	12-16-2024	3,896,000	3,914,950
Flagship Credit Auto Trust Series FCAT 2017-3 Class E 144A	5.26	10-15-2024	5,500,000	5,507,954
Foursight Capital Series 2019-1 Class C 144A	3.07	4-15-2025	5,095,000	5,100,467
GLS Automobile Receivables Trust Series 2019-3A Class C 144A	2.96	5-15-2025	3,000,000	2,996,517
GLS Automobile Receivables Trust Series 2020-1A Class C 144A	2.72	11-17-2025	8,870,000	8,789,573
GLS Automobile Receivables Trust Series 2021-1A Class B 144A	0.82	4-15-2025	2,500,000	2,486,089
Gracie Point International Funding Series 2020-B Class A (1 Month LIBOR +1.40%) 144A±	2.20	5-2-2023	6,369,751	6,369,361
Hertz Vehicle Financing LLC Series 2021-1A Class A 144A	1.21	12-26-2025	11,325,000	10,694,114
Hyundai Auto Lease Securitization Trust Series 2018-B Class A4	3.29	1-15-2025	1,747,813	1,749,753
Mercury Financial Credit Card Master Trust 144A	1.54	3-20-2026	8,400,000	8,099,939
Mercury Financial Credit Card Master Trust MFCC Series 2022-1A 144A	2.50	9-21-2026	20,000,000	19,082,308
MFRA Trust Series 2020-NQM1 Class A1 144A±±	1.48	3-25-2065	1,574,439	1,522,978
Navient Student Loan Trust Series 2017-3A Class A3 (1 Month LIBOR +1.05%) 144A±	2.06	7-26-2066	5,700,000	5,564,667
Navient Student Loan Trust Series 2018-CA Class A2 144A	3.52	6-16-2042	716,494	718,004
Navient Student Loan Trust Series 2021-EA Class A 144A	0.97	12-16-2069	8,052,860	7,369,272
Octane Receivables Trust Series 2020-1A Class A 144A	1.71	2-20-2025	2,422,158	2,404,812
Octane Receivables Trust Series 2021-1A Class A 144A	0.93	3-22-2027	9,845,059	9,580,254
Ocwen Master Advance Receivable Trust Series 2020-T1 Class AT1 144A	1.28	8-15-2052	6,820,211	6,796,561
Ondeck Asset Securitization Trust Series 2021-1A Class A 144A	1.59	5-17-2027	8,500,000	8,117,849
OneMain Direct Auto Receivables Trust Series 2021-1A Class A 144A	0.87	7-14-2028	11,760,000	11,115,512
Oscar US Funding Trust Series 2018-2A Class A4 144A	3.63	9-10-2025	2,076,075	2,086,537
Oscar US Funding Trust Series 2021-1A Class A2 144A	0.40	3-11-2024	4,427,146	4,397,703
Pagaya Al Debt Selection Trust Series 2020-3 Class A 144A	2.10	5-17-2027	184,068	183,881
PFS Financing Corporation Series 2021-A Class A 144A	0.71	4-15-2026	9,340,000	8,808,020
Prestige Auto Receivables Trust Series 2020-1A Class B 144A	0.77	10-15-2024	5,729,823	5,720,346
Santander Drive Auto Receivable Trust Series 2020-4 Class D	1.48	1-15-2027	21,370,000	20,715,178
See accompanying notes to portfolio of investments

Allspring Ultra Short-Term Income Fund  |  3

Portfolio of investments—May 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities (continued)
Santander Drive Auto Receivable Trust Series 2021-2 Class B	0.59%	9-15-2025	$ 10,150,000	$ 10,025,361
SLM Student Loan Trust Series 2003-10A Class A4 (3 Month LIBOR +0.67%) 144A±	1.50	12-17-2068	19,035,000	18,556,039
SLM Student Loan Trust Series 2004-B Class A3 (3 Month LIBOR +0.33%) ±	1.16	3-15-2024	4,366,035	4,344,376
SLM Student Loan Trust Series 2012-3 Class A (1 Month LIBOR +0.65%) ±	1.66	12-27-2038	3,584,485	3,485,995
SLM Student Loan Trust Series 2013-1 Class A3 (1 Month LIBOR +0.55%) ±	1.56	5-26-2055	3,816,714	3,691,400
SoFi Consumer Loan Program Trust Series 2021-1 Class A 144A	0.49	9-25-2030	1,806,849	1,764,769
SoFi Professional Loan Program LLC Series 2017-A Class A1 (1 Month LIBOR +0.70%) 144A±	1.71	3-26-2040	694,033	692,664
SpringCastle America Funding LLC 144A	1.97	9-25-2037	3,505,744	3,336,888
Taco Bell Funding LLC Series 2016-1A Class A2 144A	4.97	5-25-2046	6,512,250	6,590,195
Towd Point Asset Trust Series 2018-SL1 Class A (1 Month LIBOR +0.60%) 144A±	1.27	1-25-2046	1,373,480	1,365,997
United Airlines Pass-Through Trust Series 2015-1 Class A	3.70	6-1-2024	9,550,000	9,531,556
Voya CLO Limited Series 2017-1A Class A1R (3 Month LIBOR +0.95%) 144A±	1.99	4-17-2030	8,500,000	8,383,040
Westlake Automobile Receivables Trust Series 2018-3A Class E 144A	4.90	12-15-2023	1,355,000	1,358,759
Westlake Automobile Receivables Trust Series 2020-3A Class B 144A	0.78	11-17-2025	31,565,000	31,248,453
Total Asset-backed securities (Cost $426,179,842)				415,846,526
Corporate bonds and notes: 28.68%
Communication services: 0.67%
Entertainment: 0.48%
Take-Two Interactive Software Incorporated	3.30	3-28-2024	13,500,000	13,481,754
Wireless telecommunication services: 0.19%
Sprint Corporation	7.13	6-15-2024	5,000,000	5,312,450
Consumer discretionary: 2.54%
Automobiles: 0.46%
General Motors Company	5.40	10-2-2023	12,459,000	12,809,140
Hotels, restaurants & leisure: 0.70%
Las Vegas Sands Corporation	3.20	8-8-2024	14,845,000	14,240,682
Royal Caribbean Cruises Limited 144A	10.88	6-1-2023	5,065,000	5,267,904
				19,508,586
Internet & direct marketing retail: 0.25%
QVC Incorporated	4.38	3-15-2023	2,000,000	1,981,232
QVC Incorporated	4.85	4-1-2024	5,000,000	4,875,000
				6,856,232
Textiles, apparel & luxury goods: 1.13%
Michael Kors USA Incorporated 144A	4.25	11-1-2024	12,574,000	12,222,297
See accompanying notes to portfolio of investments

4  |  Allspring Ultra Short-Term Income Fund

Portfolio of investments—May 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Textiles, apparel & luxury goods (continued)
Ralph Lauren Corporation	1.70%	6-15-2022	$ 3,190,000	$ 3,190,519
Tapestry Incorporated	3.00	7-15-2022	16,199,000	16,200,375
				31,613,191
Consumer staples: 0.31%
Food products: 0.31%
Land O'Lakes Incorporated 144A	6.00	11-15-2022	8,685,000	8,732,158
Energy: 2.35%
Energy equipment & services: 0.42%
Alexander Funding Trust 144A	1.84	11-15-2023	12,265,000	11,815,756
Oil, gas & consumable fuels: 1.93%
Cheniere Corporation	5.88	3-31-2025	8,800,000	9,154,246
Energy Transfer Partners LP	4.20	9-15-2023	4,866,000	4,924,939
EnLink Midstream Partners LP	4.40	4-1-2024	1,386,000	1,384,268
EQM Midstream Partners LP	4.75	7-15-2023	3,000,000	3,047,400
Pioneer Natural Resources Company	3.95	7-15-2022	11,975,000	11,983,850
Plains All American Pipeline LP	3.85	10-15-2023	8,971,000	9,001,098
Vistra Operations Company LLC 144A	3.55	7-15-2024	14,500,000	14,225,521
				53,721,322
Financials: 13.05%
Banks: 2.22%
Bank of America Corporation (U.S. SOFR +0.74%) ±	0.81	10-24-2024	12,000,000	11,572,985
Bank of America Corporation (U.S. SOFR +0.65%) ±	1.53	12-6-2025	4,500,000	4,254,518
Bank of America Corporation (U.S. SOFR +0.67%) ±	1.84	2-4-2025	8,000,000	7,787,630
Bank of America Corporation (3 Month LIBOR +0.94%) ±	3.86	7-23-2024	4,894,000	4,927,794
Citigroup Incorporated (U.S. SOFR +0.69%) ±	0.78	10-30-2024	8,000,000	7,691,443
Citigroup Incorporated (U.S. SOFR +0.67%) ±	0.98	5-1-2025	2,000,000	1,900,030
JPMorgan Chase & Company (U.S. SOFR +0.49%) ±	0.77	8-9-2025	6,000,000	5,641,797
JPMorgan Chase & Company (U.S. SOFR +0.54%) ±	0.82	6-1-2025	6,280,000	5,954,105
JPMorgan Chase & Company (U.S. SOFR +1.46%) ±	1.51	6-1-2024	7,250,000	7,148,376
JPMorgan Chase & Company (U.S. SOFR +0.92%) ±	1.70	2-24-2026	5,000,000	4,933,250
				61,811,928
Capital markets: 2.43%
Goldman Sachs Group Incorporated (U.S. SOFR +0.54%) ±	0.63	11-17-2023	11,500,000	11,365,742
Goldman Sachs Group Incorporated (U.S. SOFR +0.49%) ±	0.93	10-21-2024	8,000,000	7,726,250
Goldman Sachs Group Incorporated (3 Month LIBOR +1.05%) ±	2.91	6-5-2023	12,000,000	12,001,037
Morgan Stanley (U.S. SOFR +0.62%) ±	0.73	4-5-2024	5,000,000	4,897,054
Morgan Stanley (U.S. SOFR +1.16%) ±	3.62	4-17-2025	10,000,000	10,009,725
Morgan Stanley (U.S. SOFR +0.56%) ±	1.16	10-21-2025	8,000,000	7,529,165
Morgan Stanley (U.S. SOFR +0.94%) ±	2.63	2-18-2026	12,000,000	11,621,177
Owl Rock Capital Corporation	5.25	4-15-2024	2,454,000	2,493,541
				67,643,691
Consumer finance: 3.69%
Bayer US Finance II LLC Company 144A	3.88	12-15-2023	20,700,000	20,867,148
BMW US Capital LLC 144A	3.80	4-6-2023	5,000,000	5,044,954
BOC Aviation USA Corporation 144A	1.63	4-29-2024	12,320,000	11,874,451
Bunge Limited	3.00	9-25-2022	1,000,000	1,002,409
See accompanying notes to portfolio of investments

Allspring Ultra Short-Term Income Fund  |  5

Portfolio of investments—May 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Consumer finance (continued)
Daimler Finance North America LLC 144A	1.75%	3-10-2023	$ 1,715,000	$ 1,700,114
Daimler Finance North America LLC 144A	1.13	12-14-2023	18,780,000	18,208,981
Ford Motor Credit Company LLC	2.30	2-10-2025	8,000,000	7,455,700
Hyundai Capital America Company 144A	0.80	1-8-2024	10,000,000	9,562,737
Hyundai Capital America Company 144A	1.25	9-18-2023	4,750,000	4,625,368
Hyundai Capital America Company 144A	2.38	2-10-2023	1,720,000	1,708,348
Navient Corporation	7.25	9-25-2023	2,400,000	2,454,195
Onemain Finance Corporation	5.63	3-15-2023	4,550,000	4,584,262
Volkswagen Group of America 144A	3.95	6-6-2025	10,000,000	9,995,500
Volkswagen Group of America Finance LLC 144A	2.70	9-26-2022	3,875,000	3,877,196
				102,961,363
Diversified financial services: 1.10%
DAE Funding LLC 144A	1.55	8-1-2024	5,250,000	4,887,400
Jackson Financial Incorporated 144A	1.13	11-22-2023	5,725,000	5,524,903
National Securities Clearing Corporation 144A	0.40	12-7-2023	5,000,000	4,806,823
National Securities Clearing Corporation 144A	1.20	4-23-2023	5,000,000	4,932,292
WEA Finance LLC 144A	3.75	9-17-2024	10,766,000	10,589,753
				30,741,171
Insurance: 3.61%
AIG Global Funding 144A	0.65	6-17-2024	6,000,000	5,688,106
Athene Global Funding 144A	1.20	10-13-2023	5,000,000	4,848,367
Athene Global Funding 144A	2.80	5-26-2023	5,000,000	4,994,238
Athene Global Funding 144A	0.91	8-19-2024	5,000,000	4,687,758
Brighthouse Financial 144A	0.60	6-28-2023	6,595,000	6,427,516
Brighthouse Financial 144A	1.75	1-13-2025	11,340,000	10,703,421
GA Global Funding Trust 144A	1.00	4-8-2024	20,775,000	19,761,419
Met Tower Global Funding 144A	0.70	4-5-2024	12,000,000	11,443,884
OneBeacon US Holdings Incorporated	4.60	11-9-2022	6,500,000	6,537,595
Principal Life Global Funding II 144A	1.38	1-10-2025	13,000,000	12,284,630
Protective Life Global Funding 144A	0.47	1-12-2024	10,000,000	9,597,207
Protective Life Global Funding 144A	0.63	10-13-2023	2,000,000	1,941,345
Security Benefit Company 144A	1.25	5-17-2024	1,665,000	1,589,437
				100,504,923
Health care: 0.85%
Health care providers & services: 0.85%
CIGNA Corporation 144A	0.61	6-1-2022	10,000,000	9,999,726
HCA Incorporated	5.25	4-15-2025	13,185,000	13,674,872
				23,674,598
Industrials: 1.94%
Aerospace & defense: 0.32%
The Boeing Company	1.43	2-4-2024	5,000,000	4,815,399
The Boeing Company	4.51	5-1-2023	4,000,000	4,036,216
				8,851,615
Airlines: 0.50%
Delta Air Lines Incorporated 144A	4.50	10-20-2025	10,000,000	9,976,046
Delta Airlines Pass-Through Certificates Series 2015-B	4.25	1-30-2025	4,070,580	4,047,961
				14,024,007
See accompanying notes to portfolio of investments

6  |  Allspring Ultra Short-Term Income Fund

Portfolio of investments—May 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Industrial conglomerates: 0.02%
Honeywell International Incorporated	0.48%	8-19-2022	$ 600,000	$ 598,616
Machinery: 0.90%
Parker Hannifin Corporation 144A	0.00	6-13-2022	25,000,000	24,990,891
Trading companies & distributors: 0.20%
Air Lease Corporation	0.70	2-15-2024	6,000,000	5,692,698
Information technology: 1.17%
IT services: 0.46%
Fidelity National Information Services Incorporated	0.38	3-1-2023	13,000,000	12,782,485
Semiconductors & semiconductor equipment: 0.29%
Marvell Technology Incorporated	4.20	6-22-2023	2,800,000	2,825,443
Microchip Technology Incorporated	2.67	9-1-2023	3,475,000	3,449,922
Skyworks Solutions Incorporated	0.90	6-1-2023	2,000,000	1,949,189
				8,224,554
Software: 0.31%
ORACLE Corporation	3.63	7-15-2023	8,435,000	8,503,314
Technology hardware, storage & peripherals: 0.11%
Western Digital Corporation	4.75	2-15-2026	3,000,000	2,999,610
Materials: 0.83%
Chemicals: 0.58%
International Flavors & Fragrances Incorporated 144A	0.00	7-5-2022	15,000,000	14,980,706
International Flavors & Fragrances Incorporated 144A	0.70	9-15-2022	1,000,000	994,896
				15,975,602
Containers & packaging: 0.25%
Ball Corporation	4.00	11-15-2023	5,000,000	5,011,650
Sealed Air Corporation 144A	5.13	12-1-2024	2,000,000	2,010,000
				7,021,650
Real estate: 1.22%
Equity REITs: 1.22%
Camden Property Trust	4.88	6-15-2023	3,000,000	3,034,928
Piedmont Operating Partnership LP	4.45	3-15-2024	10,235,000	10,389,023
SBA Tower Trust 144A	3.45	3-15-2048	7,175,000	7,161,437
Service Properties Trust	4.50	6-15-2023	3,500,000	3,395,000
Simon Property Group LP (U.S. SOFR +0.43%) ±	0.94	1-11-2024	10,000,000	9,932,193
				33,912,581
Utilities: 3.75%
Electric utilities: 2.10%
American Electric Power	0.75	11-1-2023	7,000,000	6,782,680
Entergy Louisiana LLC	0.62	11-17-2023	6,045,000	5,825,368
ITC Holdings Corporation	2.70	11-15-2022	5,700,000	5,704,082
NextEra Energy Operating Partners LP (3 Month LIBOR +0.27%) ±	1.77	2-22-2023	20,000,000	19,945,397
NextEra Energy Operating Partners LP 144A	4.25	7-15-2024	2,030,000	2,031,096
Pacific Gas & Electric (U.S. SOFR +1.15%) ±	1.94	11-14-2022	2,500,000	2,495,162
See accompanying notes to portfolio of investments

Allspring Ultra Short-Term Income Fund  |  7

Portfolio of investments—May 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Electric utilities (continued)
Southern California Edison Company	0.70%	4-3-2023	$ 7,800,000	$ 7,666,581
Southern California Edison Company	3.50	10-1-2023	8,000,000	8,050,255
				58,500,621
Gas utilities: 1.07%
One Gas Incorporated	0.85	3-11-2023	20,230,000	19,928,945
Southern California Gas Company (3 Month LIBOR +0.35%) ±	1.15	9-14-2023	10,000,000	9,949,523
				29,878,468
Multi-utilities: 0.58%
CenterPoint Energy Incorporated	0.70	3-2-2023	4,625,000	4,554,459
CenterPoint Energy Incorporated (3 Month LIBOR +0.50%) ±	1.00	3-2-2023	2,665,000	2,658,060
CenterPoint Energy Incorporated (U.S. SOFR +0.65%) ±	1.44	5-13-2024	3,840,000	3,790,623
DTE Energy Company	2.25	11-1-2022	5,000,000	4,994,213
				15,997,355
Total Corporate bonds and notes (Cost $820,462,783)				799,142,330

	Shares
Investment companies: 3.16%
Exchange-traded funds: 3.16%
iShares 0-5 Year High Yield Corporate Bond ETF «	773,000	33,192,620
iShares Short-Term Corporate Bond ETF «	572,000	29,326,440
SPDR Portfolio Short Term Corporate Bond ETF	847,800	25,476,390
Total Investment companies (Cost $91,223,607)		87,995,450

			Principal
Municipal obligations: 0.14%
Indiana: 0.08%
Education revenue: 0.08%
Indiana Secondary Market for Education Loans Incorporated (1 Month LIBOR +0.80%) ±	1.47	2-25-2044	$ 2,266,694	2,263,958
New Jersey: 0.06%
Transportation revenue: 0.06%
New Jersey Transportation Trust Authority Transportation System Series B	2.38	6-15-2022	1,700,000	1,700,387
Total Municipal obligations (Cost $3,945,940)				3,964,345
Non-agency mortgage-backed securities: 21.34%
ACC Trust Series 2021-1 Class A 144A	0.74	11-20-2023	639,301	638,357
Affirm Incorporated Series 2021-A Class A 144A	0.88	8-15-2025	10,000,000	9,840,057
American Money Management Corporation Series 2014-14A Class A1R2 (3 Month LIBOR +1.02%) 144A±	2.20	7-25-2029	10,205,498	10,104,208
Angel Oak Mortgage Trust I LLC Series 2019-4 Class A1 144A±±	2.99	7-26-2049	368,634	367,330
Angel Oak Mortgage Trust I LLC Series 2020-4 Class A1 144A±±	1.47	6-25-2065	1,096,094	1,053,627
See accompanying notes to portfolio of investments

8  |  Allspring Ultra Short-Term Income Fund

Portfolio of investments—May 31, 2022 (unaudited)

	Interest rate	Maturitydate	Principal	Value
Non-agency mortgage-backed securities (continued)
Angel Oak Mortgage Trust I LLC Series 2020-5 Class A2 144A±±	1.58%	5-25-2065	$ 848,725	$ 813,308
Angel Oak Mortgage Trust I LLC Series 2020-R1 Class A1 144A±±	0.99	4-25-2053	3,550,623	3,445,817
Black Diamond CLO Limited Series 2017-1A Class A1 (3 Month LIBOR +1.05%) 144A±	2.23	4-24-2029	702,905	697,152
Bravo Residential Funding Trust Series 2020-RPL1 Class A1 144A±±	2.50	5-26-2059	1,149,638	1,121,294
Bravo Residential Funding Trust Series 2021-HE2 Class A1 (30 Day Average U.S. SOFR +0.75%) 144A±	1.33	11-25-2069	7,973,534	7,894,415
Bunker Hill Loan Depositary Trust Series 2019-2 Class A1 144Aøø	2.88	7-25-2049	1,501,130	1,473,906
Carlyle C17 CLO Limited Series C17-A Class A1AR (3 Month LIBOR +1.03%) 144A±	2.32	4-30-2031	3,000,000	2,971,179
Cascade Funding Mortgage Trust Series 2018-RM2 Class A 144A±±	4.00	10-25-2068	624,424	616,939
Cascade Funding Mortgage Trust Series 2020-HB4 Class A 144A±±	0.95	12-26-2030	3,227,357	3,195,828
Cascade Funding Mortgage Trust Series 2021-AL1 Class B 144A	1.39	9-22-2031	10,823,280	10,507,988
Cascade Funding Mortgage Trust Series 2021-EBO1 Class A 144A±±	0.98	11-25-2050	6,160,407	6,047,873
Cascade Funding Mortgage Trust Series 2021-HB7 Class A 144A±±	1.15	10-27-2031	4,400,178	4,326,166
CCG Receivables Trust Series 2019-1 Class A2 144A	2.80	9-14-2026	8,814	8,815
CGMS Series 2015-1A Class AR3 (3 Month LIBOR +0.98%) 144A±	2.04	7-20-2031	11,250,000	11,070,563
CHNGE Mortgage Trust Series 2022-2 Class A1 144A±±	3.76	3-25-2067	14,684,684	14,075,362
CIFC Funding Limited Series 2018-1A Class A (3 Month LIBOR +1.00%) 144A±	2.04	4-18-2031	1,750,000	1,722,166
Citigroup Commercial Mortgage Trust Series 2017-MDRB Class A (1 Month LIBOR +1.10%) 144A±	1.98	7-15-2030	1,077,679	1,076,174
Colt Funding LLC Series 2020-2 Class A1 144A±±	1.85	3-25-2065	664,072	656,373
Colt Funding LLC Series 2021-1R Class A1 144A±±	0.86	5-25-2065	3,005,650	2,953,689
Colt Funding LLC Series 2021-HX1 Class A1 144A±±	1.11	10-25-2066	12,964,748	11,954,636
Commercial Mortgage Trust Series 2014-CR16 Class ASB	3.65	4-10-2047	1,261,265	1,266,913
Commercial Mortgage Trust Series 2014-UBS5 Class A2	3.03	9-10-2047	337,447	336,525
Countrywide Home Loans Mortgage Pass-Through Trust Series 2001-HYB1 Class 1A1 ±±	1.75	6-19-2031	97,840	96,853
Countrywide Home Loans Mortgage Pass-Through Trust Series 2001-HYB1 Class 2A1 ±±	2.01	6-19-2031	61,615	60,447
Credit Suisse Mortgage Trust Series 2020-AFC1 Class A3 144A±±	2.51	2-25-2050	2,140,343	2,061,117
Credit Suisse Mortgage Trust Series 2020-SPT1 Class A1 144Aøø	1.62	4-25-2065	903,378	891,678
Credit Suisse Mortgage Trust Series 2021-NQM2 Class A1 144A±±	1.18	2-25-2066	5,213,969	4,978,777
Credit Suisse Mortgage Trust Series 2022-NQM1 Class A1 144A±±	2.27	11-25-2066	6,703,678	6,003,226
CSAIL Commercial Mortgage Trust Series 2018-CX12 Class A2	4.14	8-15-2051	850,955	852,854
DBWF Mortgage Trust Series 2018-GLKS Class A (1 Month LIBOR +1.03%) 144A±	1.96	12-19-2030	635,000	619,098
Dryden Senior Loan Fund Series 2013-30A (3 Month LIBOR +0.82%) 144A±	2.23	11-15-2028	4,829,995	4,781,961
See accompanying notes to portfolio of investments

Allspring Ultra Short-Term Income Fund  |  9

Portfolio of investments—May 31, 2022 (unaudited)

	Interest rate	Maturitydate	Principal	Value
Non-agency mortgage-backed securities (continued)
Dryden Senior Loan Fund Series 2019-80A AR (U.S. SOFR 3 Month +1.25%) 144A±	2.10%	1-17-2033	$ 11,000,000	$ 10,704,394
Ellington Financial Mortgage Trust Series 2020-1 Class A1 144A±±	2.01	5-25-2065	475,801	466,202
Ellington Financial Mortgage Trust Series 2021-1 Class A1 144A±±	0.80	2-25-2066	857,730	785,805
EquiFirst Mortgage Loan Trust Series 2003-2 Class 3A3 (1 Month LIBOR +1.13%) ±	2.00	9-25-2033	208,742	205,282
Freedom Financial Trust Series 2021-1CP Class A 144A	0.66	3-20-2028	586,800	586,107
Galton Funding Mortgage Trust Series 2020-H1 Class A1 144A±±	2.31	1-25-2060	12,889	12,617
GCAT Series 2022 HX1 Class A1 144A±±	2.89	12-27-2066	16,201,998	15,684,637
Goldman Sachs Mortgage Securities Trust Series 2013-GC16 Class AAB	3.81	11-10-2046	815,222	819,575
Goldman Sachs Mortgage Securities Trust Series 2014-GC22 Class A3	3.52	6-10-2047	1,233,338	1,232,127
Goldman Sachs Mortgage Securities Trust Series 2020-NQM1 Class A1 144A±±	1.38	9-27-2060	1,637,971	1,594,893
Gracie Point International Funding Series 2022-1A Class A (30 Day Average U.S. SOFR +2.25%) 144A±	2.54	4-1-2024	12,000,000	11,965,558
GSMPS Mortgage Loan Trust Series 1998-1 Class A 144A±±	8.00	9-19-2027	26,175	25,078
HGI CRE CLO Limited Series 2021-FL2 Class A (1 Month LIBOR +1.00%) 144A±	1.87	9-17-2036	8,070,000	7,753,888
Hospitality Mortgage Trust Series 2019 Class A (1 Month LIBOR +1.00%) 144A±	1.87	11-15-2036	3,778,643	3,674,441
Imperial Fund LLC Series 2021-NQM1 Class A1 144A±±	1.07	6-25-2056	2,525,679	2,336,380
Imperial Fund LLC Series 2022-NQM3 Class A1 144Aøø	4.38	5-25-2067	14,915,750	14,818,752
Imperial Fund Mortgage Trust Series 2020-NQM1 Class A1 144A±±	1.38	10-25-2055	3,222,958	3,095,033
Imperial Fund Mortgage Trust Series 2021-NQM3 Class A1 144A±±	1.60	11-25-2056	6,998,373	6,264,791
InTown Hotel Portfolio Trust Series 2018-STAY Class A (1 Month LIBOR +1.10%) 144A±	1.98	1-15-2033	4,000,000	3,964,346
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-PHH Class A (1 Month LIBOR +1.06%) 144A±	2.56	6-15-2035	3,571,081	3,481,819
JPMorgan Chase Commercial Mortgage Securities Trust Series 2019-7 Class B2A 144A±±	3.04	2-25-2050	2,349,983	2,091,271
JPMorgan Chase Commercial Mortgage Securities Trust Series 2019-MFP Class A (1 Month LIBOR +0.96%) 144A±	1.84	7-15-2036	5,000,000	4,907,614
Legacy Mortgage Asset Trust Series 2020-RPL1 Class A1 144A±±	3.00	9-25-2059	9,083,351	8,860,077
Marlette Funding Trust Series 2018-3A Class C 144A	4.63	9-15-2028	591,359	589,330
Marlette Funding Trust Series 2021-1A Class B 144A	1.00	6-16-2031	6,375,000	6,261,489
Marlette Funding Trust Series 2021-2A Class A 144A	0.51	9-15-2031	2,230,095	2,211,297
Master Mortgages Trust Series 2002-3 Class 4A1 ±±	2.73	10-25-2032	1,749	1,715
Med Trust Series 2021-MDLN (1 Month LIBOR +0.95%) 144A±	1.83	11-15-2038	8,000,000	7,689,250
Mello Warehouse Securitization Trust Series 2020-2 Class A (1 Month LIBOR +0.80%) 144A±	1.81	11-25-2053	4,443,000	4,414,965
Mello Warehouse Securitization Trust Series 2021-1 Class B (1 Month LIBOR +0.90%) 144A±	1.57	2-25-2055	7,135,000	7,057,855
Mello Warehouse Securitization Trust Series 2021-2 Class A (1 Month LIBOR +0.75%) 144A±	1.76	4-25-2055	16,680,000	16,451,009
See accompanying notes to portfolio of investments

10  |  Allspring Ultra Short-Term Income Fund

Portfolio of investments—May 31, 2022 (unaudited)

	Interest rate	Maturitydate	Principal	Value
Non-agency mortgage-backed securities (continued)
MF1 Multifamily Housing Mortgage Series 2020-FL3 Class A (U.S. SOFR 1 Month +2.16%) 144A±	2.95%	7-15-2035	$ 544,583	$ 535,306
MF1 Multifamily Housing Mortgage Series 2021-FL5 Class A (U.S. SOFR 1 Month +0.96%) 144A±	1.76	7-15-2036	10,221,820	10,077,459
MF1 Multifamily Housing Mortgage Series 2021-FL7 Class A (1 Month LIBOR +1.08%) 144A±	2.02	10-16-2036	12,000,000	11,592,744
MF1 Multifamily Housing Mortgage Series 2022-FL8 Class A (30 Day Average U.S. SOFR +1.35%) 144A±	1.83	2-19-2037	13,025,000	12,857,357
MFRA Trust Series 2020-NQM3 Class A1 144A±±	1.01	1-26-2065	1,532,818	1,480,646
MFRA Trust Series 2021-NQM1 Class A1 144A±±	1.15	4-25-2065	5,103,548	4,870,753
Mill City Mortgage Loan Trust Series 2017-2 Class A1 144A±±	2.75	7-25-2059	1,040,618	1,036,592
Mill City Mortgage Loan Trust Series 2018-2 Class A1 144A±±	3.50	5-25-2058	1,776,584	1,764,790
New Residential Mortgage Loan Series 2021-INV1 Class A6 144A±±	2.50	6-25-2051	6,137,435	5,637,093
NewRez WareHouse Securitization Series 2021-1 Class A (1 Month LIBOR +0.75%) 144A±	1.76	5-25-2055	10,000,000	9,896,946
Oceanview Mortgage Trust 2021-EBO1 Class 1A 144A	1.22	12-29-2051	5,334,144	5,294,575
Octagon Investment Partners Series 2017-1A Class A1R (3 Month LIBOR +1.00%) 144A±	2.06	3-17-2030	11,400,000	11,243,489
OneMain Financial Issuance Trust Series 2020-1A Class A 144A	3.84	5-14-2032	19,194,792	19,193,981
Onslow Bay Financial LLC Series 2020-EXP1 Class 1A8 144A±±	3.50	2-25-2060	778,254	742,220
Onslow Bay Financial LLC Series 2021-NQM3 Class A1 144A±±	1.05	7-25-2061	4,807,290	4,339,890
OPG Trust Series 2021-PORT Class A (1 Month LIBOR +0.48%) 144A±	1.36	10-15-2036	25,000,000	23,685,960
Pagaya AI Selection Trust Series 2021-1 Class A 144A	1.18	11-15-2027	12,030,066	11,822,737
Palmer Square Loan Funding Limited Series 2013-2A Class A1A3 (3 Month LIBOR +1.00%) 144A±	2.04	10-17-2031	17,785,000	17,418,256
PFS Financing Corporation Series 2020-E Class A 144A	1.00	10-15-2025	15,000,000	14,486,850
ReadyCap Commercial Mortgage Trust Series 2019-5 Class A 144A	3.78	2-25-2052	740,901	737,194
Residential Mortgage Loan Trust Series 2019-2 Class A1 144A±±	2.91	5-25-2059	508,570	506,507
Residential Mortgage Loan Trust Series 2021-1R Class A1 144A±±	0.86	1-25-2065	4,076,556	3,967,443
Salomon Brothers Mortgage Securities VII Series 1990-2 Class A ±±	1.46	11-25-2049	87,761	87,629
SCF Equipment Trust LLC Series 2021-1A Class A2 144A	0.42	8-20-2026	4,492,650	4,476,714
SoFi Consumer Loan Program Trust Series 2019-1 Class C 144A	3.73	2-25-2028	2,019,796	2,021,321
Sound Point CLO Limited Series 2015-1RA Class AR (3 Month LIBOR +1.08%) 144A±	2.12	4-15-2030	12,555,000	12,366,876
SPGN TFLM Mortgage Trust Series 2022 Class A (U.S. SOFR 1 Month +1.55%) 144A±	2.33	2-15-2039	20,000,000	19,142,746
Starwood Mortgage Residential Trust Series 2019-INV1 Class A1 144A±±	2.61	9-27-2049	174,113	173,979
Starwood Mortgage Residential Trust Series 2020-1 Class A3 144A±±	2.56	2-25-2050	3,560,826	3,463,551
Starwood Mortgage Residential Trust Series 2021-2 Class A1 144A±±	0.94	5-25-2065	3,515,186	3,320,155
TCI Symphony CLO Series 2016-1A Class AR2 (3 Month LIBOR +1.02%) 144A±	2.04	10-13-2032	7,685,000	7,511,135
See accompanying notes to portfolio of investments

Allspring Ultra Short-Term Income Fund  |  11

Portfolio of investments—May 31, 2022 (unaudited)

	Interest rate	Maturitydate	Principal	Value
Non-agency mortgage-backed securities (continued)
Toorak Mortgage Trust Series 2021-INV2 Class A1 144A±±	1.97%	11-25-2056	$ 14,143,540	$ 13,079,963
Towd Point Mortgage Trust Series 2017-1 Class A1 144A±±	2.75	10-25-2056	1,005,567	1,001,623
Towd Point Mortgage Trust Series 2017-4 Class A1 144A±±	2.75	6-25-2057	1,139,538	1,121,003
Towd Point Mortgage Trust Series 2017-6 Class A1 144A±±	2.75	10-25-2057	1,206,163	1,185,481
Towd Point Mortgage Trust Series 2018-2 Class A1 144A±±	3.25	3-25-2058	1,366,071	1,349,554
Towd Point Mortgage Trust Series 2018-3 Class A1 144A±±	3.75	5-25-2058	4,091,043	4,038,117
TPG Real Estate Finance Trust Series 2022-FL5 Class A (30 Day Average U.S. SOFR +1.65%) 144A±	2.07	2-15-2039	15,000,000	14,694,441
UBS Commercial Mortgage Trust Series 2018-NYCH Class A (1 Month LIBOR +0.85%) 144A±	1.73	2-15-2032	3,574,342	3,463,019
Upstart Securitization Trust Series 2019-3 Class B 144A	3.83	1-21-2030	4,891,319	4,892,639
Verus Securitization Trust Series 2019-3 Class A1 144A±±	2.69	11-25-2059	1,851,977	1,826,902
Verus Securitization Trust Series 2020-2 Class A1 144A±±	2.23	5-25-2060	303,055	298,600
Verus Securitization Trust Series 2020-INV1 Class A1 144A±±	1.98	3-25-2060	726,986	717,773
Verus Securitization Trust Series 2021-1 Class A2 144A±±	1.05	1-25-2066	4,299,191	4,094,917
Verus Securitization Trust Series 2021-2 Class A1 144A±±	1.03	2-25-2066	2,432,719	2,274,092
Verus Securitization Trust Series 2021-R3 Class A1 144A±±	1.02	4-25-2064	4,489,671	4,319,730
Vista Point Securitization Trust Series 2020-1 Class A1 144A±±	1.76	3-25-2065	259,949	259,411
Wilshire Funding Corporation Series 1996-3 Class M2 ±±	7.42	8-25-2032	87,381	90,334
Wilshire Funding Corporation Series 1996-3 Class M3 ±±	7.42	8-25-2032	50,109	49,446
Wilshire Funding Corporation Series 1998-2 Class M1 (12 Month Treasury Average +2.00%) ±	2.22	12-28-2037	104,795	105,310
Wind River CLO Limited Series 2013-2A Class AR (3 Month LIBOR +1.00%) 144A±	2.04	10-18-2030	16,900,000	16,651,959
Zais Matrix CDO Series 2020-14A Class A1AR (3 Month LIBOR +1.20%) 144A±	2.24	4-15-2032	13,000,000	12,861,303
Total Non-agency mortgage-backed securities (Cost $612,797,862)				594,718,779
Yankee corporate bonds and notes: 13.34%
Consumer discretionary: 0.67%
Automobiles: 0.18%
Nissan Motor Company Limited 144A	3.04	9-15-2023	4,500,000	4,471,273
Stellantis NV	5.25	4-15-2023	530,000	537,595
				5,008,868
Household durables: 0.49%
Panasonic Corporation 144A	2.54	7-19-2022	13,640,000	13,639,396
Consumer staples: 0.18%
Beverages: 0.18%
Coca-Cola Europacific Partners plc 144A	0.50	5-5-2023	5,000,000	4,876,321
See accompanying notes to portfolio of investments

12  |  Allspring Ultra Short-Term Income Fund

Portfolio of investments—May 31, 2022 (unaudited)

	Interest rate	Maturitydate	Principal	Value
Energy: 1.76%
Oil, gas & consumable fuels: 1.76%
Canadian National Resources	2.95%	1-15-2023	$ 5,389,000	$ 5,397,405
Enbridge Incorporated 144A	0.00	6-15-2022	25,000,000	24,986,917
Enbridge Incorporated	2.15	2-16-2024	7,000,000	6,862,067
Enbridge Incorporated	4.00	10-1-2023	5,000,000	5,053,680
Harvest Operations Corporation 144A	1.00	4-26-2024	5,000,000	4,797,067
Saudi Arabian Oil 144A	1.25	11-24-2023	2,000,000	1,945,120
				49,042,256
Financials: 8.93%
Banks: 6.86%
ANZ New Zealand International Company 144A	1.90	2-13-2023	2,800,000	2,787,136
Banco Bilbao Vizcaya Argentaria SA	0.88	9-18-2023	5,000,000	4,848,725
Banco Santander SA	3.89	5-24-2024	15,000,000	15,068,002
Banco Santander SA 144A	4.13	11-9-2022	7,797,000	7,830,527
Barclays Bank plc (1 Year Treasury Constant Maturity +0.80%) ±	1.01	12-10-2024	5,135,000	4,921,259
BNP Paribas 144A	3.50	3-1-2023	4,000,000	4,019,756
Corporación Andina de Fomento	2.38	5-12-2023	4,860,000	4,846,376
Corporación Andina de Fomento	4.38	6-15-2022	5,400,000	5,403,404
Credit Suisse New York	0.52	8-9-2023	5,920,000	5,748,668
Credit Suisse New York	3.63	9-9-2024	5,000,000	4,986,352
Danske Bank Class A (1 Year Treasury Constant Maturity +1.45%) 144A±	3.77	3-28-2025	16,850,000	16,699,932
Deutsche Bank (U.S. SOFR +2.16%) ±	2.22	9-18-2024	3,500,000	3,411,180
Deutsche Bank	3.30	11-16-2022	9,000,000	9,008,299
HSBC Holdings plc (U.S. SOFR +0.58%) ±	1.16	11-22-2024	10,000,000	9,639,541
HSBC Holdings plc (3 Month LIBOR +1.21%) ±	3.80	3-11-2025	10,000,000	9,977,352
ING Groep NV (U.S. SOFR +1.64%) ±	3.87	3-28-2026	4,000,000	3,971,442
Intesa Sanpaolo SpA 144A	3.38	1-12-2023	4,800,000	4,794,310
Lloyds Banking Group plc (1 Year Treasury Constant Maturity +1.10%) ±	1.33	6-15-2023	3,215,000	3,214,795
Lloyds Banking Group plc (3 Month LIBOR +0.81%) ±	2.91	11-7-2023	10,000,000	9,989,575
Mitsubishi UFJ Financial Group Incorporated (1 Year Treasury Constant Maturity +0.68%) ±	0.85	9-15-2024	4,000,000	3,874,900
Mizuho Financial Group Incorporated (U.S. SOFR +0.87%) ±	0.85	9-8-2024	6,990,000	6,761,387
Mizuho Financial Group Incorporated (U.S. SOFR +1.25%) ±	1.24	7-10-2024	2,420,000	2,363,305
NatWest Markets plc 144A	2.38	5-21-2023	5,290,000	5,243,215
NatWest Markets plc	6.13	12-15-2022	13,000,000	13,205,282
Nordea Bank AB 144A	3.75	8-30-2023	20,000,000	20,161,260
Nordea Bank AB 144A	4.25	9-21-2022	5,400,000	5,430,547
Toronto-Dominion Bank (U.S. SOFR +0.45%) ±	0.91	9-28-2023	3,000,000	2,991,280
				191,197,807
Capital markets: 0.57%
UBS Group AG 144A	0.38	6-1-2023	7,000,000	6,835,856
UBS Group AG	7.63	8-17-2022	9,000,000	9,084,854
				15,920,710
See accompanying notes to portfolio of investments

Allspring Ultra Short-Term Income Fund  |  13

Portfolio of investments—May 31, 2022 (unaudited)

	Interest rate	Maturitydate	Principal	Value
Consumer finance: 0.21%
Hyundai Capital Services 144A	3.00%	8-29-2022	$ 1,840,000	$ 1,840,016
Nissan Motor Acceptance Corporation 144A	2.65	7-13-2022	4,100,000	4,100,333
				5,940,349
Diversified financial services: 0.35%
AerCap Ireland Capital Designated Activity Company / AerCap Global Aviation Trust	1.15	10-29-2023	10,000,000	9,604,118
Insurance: 0.25%
Sompo International Holdings Limited	4.70	10-15-2022	7,000,000	7,041,381
Thrifts & mortgage finance: 0.69%
Nationwide Building Society 144A	0.55	1-22-2024	20,000,000	19,134,212
Industrials: 0.48%
Airlines: 0.14%
AerCap Ireland Limited	4.13	7-3-2023	4,000,000	3,996,785
Transportation infrastructure: 0.34%
Sydney Airport Finance Company	3.90	3-22-2023	9,265,000	9,320,173
Information technology: 0.63%
Semiconductors & semiconductor equipment: 0.63%
Renesas Electronics Corporation 144A	1.54	11-26-2024	15,670,000	14,781,761
SK Hynix Incorporated 144A	1.00	1-19-2024	3,000,000	2,879,358
				17,661,119
Materials: 0.69%
Chemicals: 0.69%
Park Aerospace Holdings Company 144A	4.50	3-15-2023	4,000,000	4,005,097
Park Aerospace Holdings Company 144A	5.25	8-15-2022	2,115,000	2,119,477
Syngenta Finance NV 144A	4.44	4-24-2023	13,000,000	13,090,017
				19,214,591
Total Yankee corporate bonds and notes (Cost $378,129,893)				371,598,086
Short-term investments: 19.30%
Commercial paper: 10.93%
Banco Santander SA 144A☼	0.18	6-6-2022	20,000,000	19,997,270
Bank of America Corporation ☼	0.52	12-1-2022	25,000,000	24,730,517
Citigroup Global Markets Incorporated 144A☼	0.28	10-21-2022	6,900,000	6,848,829
Citigroup Incorporated 144A☼	1.03	2-1-2023	20,000,000	19,670,907
Enel Finance America 144A☼	1.22	7-5-2022	25,000,000	24,967,844
General Motors Financial Company Incorporated 144A☼	1.29	8-18-2022	25,000,000	24,906,736
Groupe BPCE SA 144A☼	0.51	12-20-2022	20,000,000	19,743,543
J.P. Morgan Securities ☼	0.91	8-3-2022	25,000,000	24,943,422
Macquarie Bank Limited 144A☼	1.10	2-3-2023	25,000,000	24,569,272
Royal Bank of Canada 144A☼	0.20	9-16-2022	25,000,000	24,873,550
Societe Generale 144A☼	0.31	10-27-2022	25,000,000	24,806,093
Standard Chartered Bank 144A☼	0.24	9-27-2022	25,000,000	24,865,712
See accompanying notes to portfolio of investments

14  |  Allspring Ultra Short-Term Income Fund

Portfolio of investments—May 31, 2022 (unaudited)

	Interest rate	Maturitydate	Principal	Value
Commercial paper (continued)
Toronto-Dominion Bank 144A☼	0.90%	1-3-2023	$ 30,000,000	$ 29,597,646
Walt Disney Company 144A☼	0.19	6-30-2022	10,000,000	9,992,333
				304,513,674

	Yield	Shares
Investment companies: 7.29%
Allspring Government Money Market Fund Select Class ♠∞	0.65	152,778,544	152,778,544
Securities Lending Cash Investments LLC ♠∩∞	0.91	50,408,025	50,408,025
			203,186,569

		Interest rate		Principal
U.S. Treasury Securities: 1.08%
U.S. Treasury Bill ☼		0.12	6-16-2022	$ 30,000,000	29,992,703
Total Short-term investments (Cost $539,253,838)					537,692,946
Total investments in securities (Cost $2,895,978,836)	101.76%				2,835,163,946
Other assets and liabilities, net	(1.76)				(48,983,330)
Total net assets	100.00%				$2,786,180,616

±	Variable rate investment. The rate shown is the rate in effect at period end.
±±	The coupon of the security is adjusted based on the principal and/or interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
«	All or a portion of this security is on loan.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∩	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
☼	Zero coupon security. The rate represents the current yield to maturity.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
REIT	Real estate investment trust
SOFR	Secured Overnight Financing Rate
See accompanying notes to portfolio of investments

Allspring Ultra Short-Term Income Fund  |  15

Portfolio of investments—May 31, 2022 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$133,602,899	$2,896,645,758	$(2,877,470,113)	$0	$0	$152,778,544	152,778,544	$145,311
Securities Lending Cash Investments LLC	4,593,975	747,247,590	(701,433,540)	0	0	50,408,025	50,408,025	76,323#
				$0	$0	$203,186,569		$221,634

#	Amount shown represents income before fees and rebates.
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
5-Year U.S. Treasury Notes	723	9-30-2022	$82,044,711	$81,665,109	$0	$(379,602)
Short
10-Year U.S. Treasury Notes	(315)	9-21-2022	(37,843,547)	(37,627,734)	215,813	0
2-Year U.S. Treasury Notes	(2,364)	9-30-2022	(499,370,306)	(499,044,093)	326,213	0
					$542,026	$(379,602)
See accompanying notes to portfolio of investments

16  |  Allspring Ultra Short-Term Income Fund

Notes to portfolio of investments—May 31, 2022 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal market or exchange that day, a fair value price will be determined in accordance with the Fund's Valuation Procedures.
Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC ("Allspring Funds Management"). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
Securities lending
The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the "Securities Lending Fund"), an affiliated non-registered investment company. Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Allspring Funds Management and is subadvised by Allspring Global Investments, LLC ("Allspring Investments"), an affiliate of Allspring Funds Management and wholly owned subsidiary of Allspring Global Investments Holdings, LLC. Allspring Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Allspring Funds Management are paid to Allspring Investments for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments.
In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund's commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in

Allspring Ultra Short-Term Income Fund  |  17

Notes to portfolio of investments—May 31, 2022 (unaudited)

order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.
Upon entering into futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Mortgage dollar roll transactions
The Fund may engage in mortgage dollar roll transactions through TBA mortgage-backed securities issued by Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC). In a mortgage dollar roll transaction, the Fund sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, the Fund foregoes principal and interest paid on the securities. The Fund is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. The Fund accounts for TBA dollar roll transactions as purchases and sales which, as a result, may increase its portfolio turnover rate.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

18  |  Allspring Ultra Short-Term Income Fund

Notes to portfolio of investments—May 31, 2022 (unaudited)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of May 31, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$0	$24,205,484	$0	$24,205,484
Asset-backed securities	0	415,846,526	0	415,846,526
Corporate bonds and notes	0	799,142,330	0	799,142,330
Investment companies	87,995,450	0	0	87,995,450
Municipal obligations	0	3,964,345	0	3,964,345
Non-agency mortgage-backed securities	0	594,718,779	0	594,718,779
Yankee corporate bonds and notes	0	371,598,086	0	371,598,086
Short-term investments
Commercial paper	0	304,513,674	0	304,513,674
Investment companies	203,186,569	0	0	203,186,569
U.S. Treasury Securities	29,992,703	0	0	29,992,703
	321,174,722	2,513,989,224	0	2,835,163,946
Futures contracts	542,026	0	0	542,026
Total assets	$321,716,748	$2,513,989,224	$0	$2,835,705,972
Liabilities
Futures contracts	$379,602	$0	$0	$379,602
Total liabilities	$379,602	$0	$0	$379,602
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
As of May 31, 2022, $2,474,005 was segregated as cash collateral for open futures contracts.
For the nine months ended May 31, 2022, the Fund did not have any transfers into/out of Level 3.

Allspring Ultra Short-Term Income Fund  |  19